Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Warrant Liabilities at Fair Value

The Group measured warrant liabilities at fair value as of December 31, 2019.

		Fair Value Measurement at Reporting Date Using
Description	Fair value as of December 31, 2019	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	RMB	RMB	RMB	RMB

Warrant liabilities	1,848	-	-	1,848
Total	1,848	-	-	1,848